Parent Only Financial Information	12 Months Ended
Dec. 31, 2024
Parent Only Financial Information [Abstract]
PARENT ONLY FINANCIAL INFORMATION

20. PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company only financial information of Neo-Concept International Group Holdings Limited.

Condensed balance sheets

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Current assets
Amount due from the shareholder	8,775	—	—
Amount due from subsidiaries	—	35,644,714	4,588,838
Cash and cash equivalents	—	15,851	2,041
	8,775	35,660,565	4,590,879
Non-current assets
Intangible assets	—	13,541,442	1,743,301
Interests in a subsidiary	780	780	100
	780	13,542,222	1,743,401

Total assets	9,555	49,202,787	6,334,280

Liabilities and shareholders’ (deficit) equity
Current liabilities
Accrual	—	1,087,478	140,000
Amounts due to a subsidiary	149,867	—	—
Total liabilities	149,867	1,087,478	140,000

Shareholders’ (deficit) equity
Ordinary shares (par value $0.0000625 per share; 780,000,000 Class A ordinary shares authorized, 15,000,000 Class A ordinary shares issued and outstanding as of December 31, 2023 and 17,320,000 Class A ordinary shares issued and outstanding as of December 31, 2024; 20,000,000 Class B ordinary shares authorized, 3,000,000 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)*	8,775	9,906	1,275
Additional paid-up capital	—	50,994,645	6,564,961
Accumulated losses	(149,087)	(2,889,242)	(371,956)
Total shareholders’ (deficit) equity	(140,312)	48,115,309	6,194,280
Total liabilities and shareholders’ (deficit) equity	9,555	49,202,787	6,334,280

*	Giving retroactive effect to (i) all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023; and (ii) a share re-classification to Class A ordinary shares and Class B ordinary shares on March 3, 2025.

Condensed statements of loss

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Operating expenses
Amortization	—	—	1,481,738	190,756
Professional fee	—	—	1,087,478	140,000
Other general and administrative expenses	42,000	77,088	170,939	22,007
Total operating expenses	42,000	77,088	2,740,155	352,763
Loss before income taxes	(42,000)	(77,088)	(2,740,155)	(352,763)
Income taxes	—	—	—	—
Net loss	(42,000)	(77,088)	(2,740,155)	(352,763)

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Cash flows from operating activities
Net loss	(42,000)	(77,088)	(2,740,155)	(352,763)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of intangible assets	—	—	1,481,738	190,756
Changes in operating liability
Accrual	—	—	1,087,478	140,000
Cash used in operating activities	(42,000)	(77,088)	(170,939)	(22,007)

Cash flows from investing activities
Purchase of intangible assets	—	—	(15,023,180)	(1,934,058)
Advance to subsidiaries	—	—	(50,440,589)	(6,493,632)
Cash used in investing activities	—	—	(65,463,769)	(8,427,690)

Cash flows from financing activities
Proceeds from initial public offerings	—	—	65,641,784	8,450,608
Advanced from the shareholder	—	—	8,775	1,130
Amount due to a related party	42,000	77,088	—	—
Cash generated from financing activities	42,000	77,088	65,650,559	8,451,738
Net increase in cash and cash equivalents	—	—	15,851	2,041
Cash and cash equivalents at the beginning of the year	—	—	—	—
Cash and cash equivalents at the end of the year	—	—	15,851	2,041

(i)	Basis of presentation

The Company was incorporated under the laws of the Cayman Islands as an exempted company with limited liability on July 29, 2021 and as a holding company.

Neo-Concept Apparel Group Limited (“NCA”), a British Virgin Island business company limited by shares, is the immediate holding company of Neo-Concept International Company Limited, which, in turn, holds the entire equity interests in Neo-Concept International Company Limited, a company incorporated in Hong Kong with limited liability, and Neo-Concept (NY) Corporation, a company incorporated in the United States of America with limited liability.

The equity interest of NCA was ultimately held as to 94% by Ms. Eva Yuk Yin Siu (“Ms. Siu”) and 6% by Ms. Man Chi Wai (“Ms. Wai”) through certain intermediate holding companies.

On October 29, 2021, the entire equity interest of NCA (representing 100 shares) was transferred to the Company by Ms. Siu and Ms. Wai in exchange for 100 shares of Neo-Concept (BVI) Limited, a then 100% held subsidiary of the Company, to Splendid Vibe Limited, a company incorporated in BVI and was held as to 94% by Ms. Siu and 6% by Ms. Wai ultimately. Accordingly, NCA became a wholly owned subsidiary of the Company.

In the condensed parent-company-only financial statements, the Company’s investment in NCA is stated at cost plus equity in undistributed earnings of NCA since the date of acquisition. The Company’s share of net loss of NCA is included in condensed statements of loss and comprehensive loss using the equity method. These condensed parent-company-only financial statements should be read in connection with the consolidated financial statements and notes thereto.

The condensed parent-company-only financial statements are presented as if the incorporation of the Company and its acquisition of NCA had taken place at January 1, 2020 and throughout the period as at the date before the Group Reorganization.

(ii)	Restricted Net Assets

Schedule I of Rule 5-04 of Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party (i.e., lender, regulatory agency, foreign government, etc.).

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of Neo-Concept International Group Holdings Limited exceed 25% of the consolidated net assets of Neo-Concept International Group Holdings Limited. The abilities of the Company’s subsidiaries in Hong Kong and the United Kingdom to pay dividends are not restricted. In this connection, the restricted net assets of the subsidiaries of the Company does not exceed 25% of the consolidated net assets of the Company and accordingly the above condensed parent company only financial information of Neo-Concept International Group Holdings Limited is presented for the supplementary reference.

As of December 31, 2023 and 2024, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.